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CitiVariable(R) Annuity

     Annual Report 1998

     from First Citicorp Life Insurance Company




CitiVariable(R) Annuity   Annual Report 1998

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                                 [CITICORP LOGO]



First Citicorp Life Insurance Company

Citicorp Plaza
P.O. Box 7031
Dover, Delaware 19903



February 26, 1999


Dear Contract Owner:

We are pleased to share with you the 1998 investment results of the investment portfolios held in your CitiVariable(R) Annuity issued by First Citicorp Life Insurance Company. In this report, you will find extensive information regarding each fund's performance as well as other pertinent data. Please note that the funds' performance as reflected in their annual reports do not reflect the Separate Account mortality and expense risk charge, the contract administrative charge, annual contract fee, premium taxes, or surrender charges, which may apply. Such charges, taxes and fees will reduce the actual return of your CitiVariable Annuity contract.

For your convenience, performance with the Separate Account charges has been included after the table of contents.

The annuity you have purchased has been designed to help you reach your long-term investment goals. We are continually exploring ways to improve our product and welcome any suggestions or comments you may have regarding your variable annuity or the service you receive from our committed staff. Please feel free to call us at 1-800-497-4857 from 8:00 a.m. to 6:00 p.m. Eastern Standard time, Monday through Friday.

We thank you for allowing us the opportunity to be of service to you. We look forward to continuing to provide you with the highest level of satisfaction with your variable annuity.

Sincerely,


/s/ Chad H. Masland

Chad H. Masland
Senior Vice President


First Citicorp Life Insurance Company is a subsidiary of Citibank Delaware and is located in New York, NY.

Variable annuity transactions are through affiliated and various other members of the NASD and sold through affiliated and other insurance agencies. CFBDS, Inc. is the principal underwriter. Securities transactions are through Citicorp Investment Services, member NASD, and an affiliate of Citibank.

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     Annuities Are: o Not FDIC Insured o No Bank Guarantee o May Lose Value
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                               -----------------
                               Table of Contents
                               -----------------


CitiVariable(R) Annuity Performance

Variable Annuity Portfolios
         CitiSelect(R) VIP Folio 200
         CitiSelect(R) VIP Folio 300
         CitiSelect(R) VIP Folio 400
         CitiSelect(R) VIP Folio 500
         CitiFunds(SM) Small Cap Growth VIP Portfolio

AIM Variable Insurance Funds, Inc.
         AIM  V.I. Capital Appreciation Fund
         AIM  V.I. Government Securities Fund
         AIM  V.I. Growth Fund
         AIM  V.I. Growth and Income Fund
         AIM  V.I. International Equity Fund
         AIM  V.I. Value Fund


Fidelity Variable Insurance Products Funds
         Fidelity VIP* Growth Portfolio
         Fidelity VIP High Income Portfolio
         Fidelity VIP Equity-Income Portfolio
         Fidelity VIP Overseas Portfolio
         Fidelity VIP II Contrafund Portfolio
         Fidelity VIP II Index 500 Portfolio

MFS(R) Variable Insurance Trust
         MFS World Governments Series
         MFS Money Market Series
         MFS Bond Series
         MFS Total Return Series
         MFS Research Series
         MFS Emerging Growth Series





*VIP and VIP II refer to Variable Insurance Products Fund and Variable Insurance Products Fund II.
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[CITICORP LOGO]
CitiVariable(R) Annuity
Issued by First Citicorp Life Insurance Company
Performance as of December 31, 1998

                                                  Year to       1           3           5           10          Since     Inception
                                                   Date*        Year        Years       Years       Years     Inception*     Date
------------------------------------------------------------------------------------------------------------------------------------
CitiSelect(R) Portfolios
------------------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 200                          6.20%       6.20%          --          --          --        7.17%     2/28/97
  CitiSelect VIP Folio 300                          5.97        5.97           --          --          --        7.57      2/28/97
  CitiSelect VIP Folio 400                          2.33        2.33           --          --          --        5.96      2/28/97
  CitiSelect VIP Folio 500                          0.52        0.52           --          --          --        5.97      2/28/97
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International Funds
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Equity Fund               14.27%      14.27%       12.57%       9.85%         --       11.65%     5/31/93
  Fidelity VIP** Overseas Portfolio                11.56       11.56        11.06        8.25        8.59%       7.12      1/30/87
  MFS(R) World Governments Series                   6.76        6.76         2.20          --          --        4.18      6/30/94
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Aggressive Growth Funds
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  AIM V.I. Capital Appreciation Fund               18.04%      18.04%       15.27%      15.68%         --       16.77%     5/31/93
  CitiFunds(SM) Small Cap Growth VIP Portfolio     -4.82       -4.82           --          --          --        5.54      2/28/97
  MFS Emerging Growth Series                       32.75       32.75        22.57          --          --       25.83      7/31/95
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Growth Funds
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund                             32.71%      32.71%       24.57%      19.83%         --       18.99%     5/31/93
  AIM V.I. Value Fund                              31.01       31.01        21.92       20.09          --       20.21      5/31/93
  Fidelity VIP II** Contrafund Portfolio           28.61       28.61        23.49          --          --       27.99      1/31/95
  Fidelity VIP Growth Portfolio                    38.02       38.02        23.86       20.12       17.79%      15.84     10/31/86
  MFS Research Series                              22.08       22.08        20.42          --          --       21.01      7/31/95
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Index Funds
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  Fidelity VIP II Index 500 Portfolio              26.97%      26.97%       26.25%      22.09%         --       19.55%     8/31/92
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Growth & Income Funds
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  AIM V.I. Growth & Income Fund                    26.34%      26.34%       22.81%         --          --       21.77%     5/31/94
  Fidelity VIP Equity-Income Portfolio             10.45       10.45        16.28       17.20%      14.05%      12.83     10/31/86
  MFS Total Return Series                          11.15       11.15        13.63          --          --       16.76      1/31/95
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Fixed Income Funds
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  MFS Money Market Series                           3.81%       3.81%        3.47%         --          --        3.36%     1/31/95
  MFS Bond Series                                   5.66        5.66         4.93          --          --        5.53     10/31/95
  AIM V.I. Government Securities Fund               6.60        6.60         4.67        4.40%         --        4.45      5/31/93
  Fidelity VIP High Income Portfolio               -5.34       -5.34         7.29        7.35        9.57%       9.58      9/30/85
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

   Past  performance is no indication of future results.
* Year-to-date performance is unannualized. Inception data is as of month end after commencement.
** VIP and VIP II refer to Variable Insurance Products Fund and Variable
   Insurance Products Fund II.


You can use this update as a tool to help you evaluate the investment choices before investing, or to track the performance of your current investment choices. Please keep in mind, as you review performance, that your annuity contract is designed as a long-term investment. Therefore, it is important for you to keep a long-term point of view as you review short-term fluctuations. Generally, the most successful retirement investors are those who create an investment strategy based on their tolerance for risk and long-term goals and then invest on a consistent basis.

Citibank, N.A. acts as an investment manager of CitiSelect VIP Portfolios and investment advisor of CitiFunds Small Cap Growth VIP Portfolio. The remaining individual investment choices are managed by AIM, Fidelity Investments(R) and MFS(R).

Notes:

Investment return and principal will fluctuate, and the investor's units may be worth more or less than the original cost when redeemed.

The table at left presents annualized rates of return for each CitiVariable annuity investment choice. Performance results are based on the change in the accumulation unit value for each investment choice. An investment choice's annualized rate of return is the annual rate of growth that would be necessary to achieve the ending value of a premium payment kept in the investment choice for the period specified. Investment results are net of advisory fees, direct operating expenses, the Separate Account mortality and expense risk charge, and the asset-based administrative charge.

The Separate Account began investing in the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust on February 3, 1997, except for the AIM V.I. Capital Appreciation; Fidelity VIP Growth Portfolio; MFS World Governments Series and MFS Money Market Series which commenced operations on February 21, 1995. The investment results of all funds for periods prior to these dates are based on actual investment results, adjusted for charges applicable under CitiVariable Annuity. These charges include all fees normally reflected in the accumulation unit value (as described above).

Rates of return do not reflect any premium taxes, annual contract fees, or surrender fees which may apply. Such fees reduce the actual return of a specific CitiVariable annuity contract. The MFS Money Market Series is neither guaranteed nor insured by the U.S. Government. The charts presented do not represent the actual experience of amounts invested by a particular investor.

o NOT FDIC INSURED
o NO BANK GUARANTEE
o MAY LOSE VALUE

                                                                ins 1323 (12/98)
                                                                     Page 1 of 2

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Annualized Rate of Return After Surrender

The annualized rates of return below show the growth rate for an initial $1,000 initial premium payment made to a contract which was surrendered at the end of each period. These rates of return reflect all charges, including the annual contract fee and the maximum surrender fee of 7%. As you can see, CitiVariable Annuity is a long-term investment.

As of 12/31/98

                                                                                                      Since
                                                     1 Year          5 Years        10 Years        Inception*
                                                      -----           -----           -----           -----
CitiSelect Portfolios
CitiSelect VIP Folio 200                              -0.10%             --              --            4.37%
CitiSelect VIP Folio 300                              -0.33              --              --            4.78
CitiSelect VIP Folio 400                              -3.97              --              --            3.13
CitiSelect VIP Folio 500                              -5.78              --              --            3.14

International Funds
AIM V.I. International Equity Fund                     7.97%           9.48%             --           11.65%
Fidelity VIP Overseas Portfolio                        5.26            7.85            8.59%           7.12
MFS World Governments Series                           0.46              --              --            3.65

Aggressive Growth Funds
AIM V.I. Capital Appreciation Fund                    11.74%          15.37%             --           16.77%
CitiFunds(SM) Small Cap Growth VIP Portfolio         -10.78              --              --            2.70
MFS Emerging Growth Series                            26.45              --              --           25.22

Growth Funds
AIM V.I. Growth Fund                                  26.41%          19.56%             --           18.99%
AIM V.I. Value Fund                                   24.71           19.83              --           20.21
Fidelity VIP II Contrafund Portfolio                  22.31              --              --           27.54
Fidelity VIP Growth Portfolio                         31.72           19.86           17.79%          15.84
MFS Research Series                                   15.78              --              --           20.34

Index Funds
Fidelity VIP II Index 500 Portfolio                   20.67%          21.84%             --           19.55%

Growth & Income Funds
AIM V.I. Growth & Income Fund                         20.04%             --              --           21.48%
Fidelity VIP Equity-Income Portfolio                   4.45           17.20%          14.05%          12.83
MFS Total Return Series                                4.85              --              --           16.17

Fixed Income Funds
MFS Money Market Series                               -2.49%             --              --            2.52%
MFS Bond Series                                       -0.64              --              --            4.51
AIM V.I. Government Securities Fund                    0.30            3.94%             --            4.45
Fidelity VIP High Income Portfolio                   -11.26            6.94            9.57%           9.58


  Past performance is no indication of future results.

  Performance data provided by Morningstar 1-800-735-0700. Although data are gathered from reliable sources, completeness and accuracy cannot be guaranteed.

* Inception data is as of month-end after commencement.

This must be preceded or accompanied by a prospectus. If a prospectus is not provided, please ask for one prior to completing an application for CitiVariable Annuity; then please read it carefully before investing or sending money. It contains more complete information, including charges, fees and expenses. Please review the annuity contract for complete details.

Variable Annuity transactions are through various members of the NASD/SIPC and offered by various insurance agencies. Variable Annuity transactions in Citibank branches are through Citicorp Investment Services, member NASD/SIPC and offered by Citicorp Investment Services and other affiliated insurance agencies. CFBDS, Inc. is the Principal Underwriter. The benefits provided by annuities may be limited by law or contractual provisions. For costs and complete details, please contact your insurance agent.

The investment return and principal value of any investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original purchase price.

Some performance figures may reflect waivers of certain expenses and/or expense reimbursements. Without the waivers and/or expense reimbursements, the performance of some subaccounts would have been lower. Waivers or expense reimbursements may be terminated or revised at any time.

CitiVariable(R) Annuity is issued by First Citicorp Life Insurance Company, located in New York, NY. First Citicorp Life is a subsidiary of Citibank Delaware. Annuities are insurance contracts, are not bank deposits, and are not FDIC insured. This annuity is not available in all states. Consult your tax advisor for answers to your tax questions.

CitiSelect(R) and CitiFunds(SM) are made available by CFBDS, Inc. as distributor.

CitiVariable(R) and CitiSelect(R) are service marks of Citicorp.
Fidelity Investments(R) is a registered trademark of FMR Corp.

All named entities above, except Fidelity Investments, FMR Corp., and CFBDS, Inc. are affiliates of Citicorp Investment Services, Citibank and Citicorp.

Policy Number Series 63-1103(05-94).


(C)1998 First Citicorp Life Insurance Company, New York, NY

                                                                ins 1323 (12/98)
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